UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-670-2000

Date of fiscal year end:   July 31, 2013

Date of reporting period:   July 31, 2013

Item 1. Reports to Stockholders.

JULY 31, 2013

2013 ANNUAL REPORT

iShares U.S. ETF Trust

➢	iShares Enhanced U.S. Large-Cap ETF | IELG | NYSE Arca
➢	iShares Enhanced U.S. Small-Cap ETF | IESM | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® U.S. ETF TRUST

DOMESTIC MARKET OVERVIEW

The U.S. stock market performed very well during the period from April 16, 2013 through July 31, 2013 (the “reporting period”), with benchmarks such as the S&P 500 Index nearly reaching record highs. However, the economic backdrop was not as favorable.

During the reporting period, economic growth was modest, with gross domestic product (“GDP”) increasing at an annual rate of just 1.7% during the second quarter of 2013. Part of the blame was a slowdown in global economic growth, particularly in China, as well as federal budget cuts that took place on March 1, 2013. The so-called “sequester” reduced military spending and cut the federal workforce.

While the U.S. unemployment rate has been declining steadily, a look behind the numbers reveals a negative trend. Although the official unemployment rate fell to 7.4% in July 2013, the lowest since December 2008, employers added just 162,000 jobs, the fewest since March 2013. Half of the job gains were in low-paying sectors such as restaurant and retail. The unemployment rate does not count people who have given up looking for work. The number of Americans either working or looking for work fell by 37,000 in July 2013. As a share of the population, the labor force is near a 30-year low. For every 100 American adults, 63 had jobs before the recession. Now, only 59 have jobs.

As a result, the U.S. Federal Reserve Bank (the “Fed”) decided to indefinitely continue an $85 billion bond buying program to boost growth and employment. The Fed previously indicated that it would stop buying bonds when the unemployment rate reached 6.5%. However, policymakers said that other measures, such as the percentage of the population that is working as well as the length of the average work week would also be factors in their decision.

The sluggish economy flattened inflation to about 2% during the reporting period. Meanwhile, commodity prices such as natural gas, gold and copper decreased during the reporting period. The only exception was the price of U.S. crude oil, which is heavily driven by U.S. consumption.

The Conference Board’s Consumer Confidence Index fell slightly in July 2013, one month after reaching its highest level since January 2008. The Thomson Reuters/University of Michigan’s Index of Consumer Sentiment reached its highest level in nearly six years. That confidence was reflected in the rebounding housing market. In July 2013, the National Association of Realtors reported the national median existing home price for all housing types was $213,500, up 13.7% from July 2012. The median price rose at double-digit rates for the past eight months through July 2013, and as of July 2013 was just 7% below the all-time record of $230,400 in July 2006. The median time on the market for all homes was 42 days in July 2013, down from 69 days in July 2012.

Mortgage rates on 30-year loans began the period at about 3.55%, but ended the period at 4.37%. Rates on 15-year fixed rate mortgages began the period at about 2.85% and ended the period at about 3.43%. Interest rates spiked in June when the Fed announced that it would reduce the volume of its monthly purchases later in 2013 and end them by the middle of 2014. After the Fed backtracked on this statement, the stock market posted its best monthly gain since January 2013. However, mortgage rates did not decline.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® ENHANCED U.S. LARGE-CAP ETF

Performance as of July 31, 2013

Cumulative Total Returns
Since Inception
Fund NAV	8.19%
Fund Market	8.27%
Russell 1000 Index	7.92%

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

Index performance is shown for illustrative purposes only. The Russell 1000® Index is an unmanaged broad-based index that measures the performance of the large- and mid-capitalization sectors of the U.S. equity market.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

For the fiscal period ended 7/31/2013, the Fund did not have six months of performance and therefore line graphs are not presented.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/16/13) [a]	Ending Account Value (7/31/13)	Expenses Paid During Period [b]	Beginning Account Value (2/1/13)	Ending Account Value (7/31/13)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,081.90	$0.54	$1,000.00	$1,023.90	$0.90	0.18%

[a]	The beginning of the period (commencement of operations) is April 16, 2013.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (106 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

The iShares Enhanced U.S. Large-Cap ETF (the “Fund”) seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of U.S. large-capitalization issuers. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the reporting period from April 16, 2013 (inception date of the Fund) through July 31, 2013, the total return for the Fund was 8.19%, net of fees.

The Fund provides a blended factor strategy combining quality, value and size exposures based on BlackRock insights. The Fund’s investment process emphasizes stocks with certain quantitative investment characteristics based on these factors. Quality is defined as a company with consistent and stable earnings. Value refers to companies with lower relative valuations such as price-to-earnings and price-to-book value ratios. Size refers to companies with smaller-than-average market capitalizations.

The Fund delivered strong results for the reporting period, outperforming the Russell 1000 Index, which returned 7.92%. The MSCI USA Minimum Volatility Index underperformed the Russell 1000 Index, returning 2.26% for the reporting period.

The Fund’s quality, value and size exposures contributed positively to Fund performance for the reporting period. On the other hand, the Fund’s holdings in mortgage real estate investment trusts were hurt by rising interest rates, which spiked in June 2013. In addition, the Fund’s use of minimum volatility in its portfolio construction detracted from Fund performance over the reporting period.

The portfolio has had small rebalances at the beginning of each month, averaging 1.2% per month. As of the end of the reporting period, the Fund maintained a diversified exposure to quality, value, size and minimum volatility factors within the U.S. large-capitalization equity universe. In addition, the Fund maintains a liquidity profile consistent with accommodating significant daily unit creation and redemption activity in the Fund.

6	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® ENHANCED U.S. LARGE-CAP ETF

PORTFOLIO ALLOCATION

As of 7/31/13

Sector	Percentage of Net Assets

Consumer Non-Cyclical	21.28%
Consumer Cyclical	18.26
Financial	16.47
Energy	12.52
Technology	9.38
Utilities	8.23
Communications	7.33
Industrial	6.32
Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 7/31/13

Security	Percentage of Net Assets

GameStop Corp. Class A	2.63%
Western Digital Corp.	2.31
WellPoint Inc.	2.31
Aflac Inc.	2.29
General Dynamics Corp.	2.27
Starbucks Corp.	2.27
O’Reilly Automotive Inc.	2.26
Amazon.com Inc.	2.15
Reinsurance Group of America Inc.	2.14
Johnson & Johnson	2.12

TOTAL	22.75%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® ENHANCED U.S. SMALL-CAP ETF

Performance as of July 31, 2013

Cumulative Total Returns
Since Inception
Fund NAV	12.37%
Fund Market	12.57%
Russell 2000 Index	13.64%

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

Index performance is shown for illustrative purposes only. The Russell 2000® Index is an unmanaged broad-based index that measures the performance of the small-capitalization sector of the U.S. equity market.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

For the fiscal period ended 7/31/2013, the Fund did not have six months of performance and therefore line graphs are not presented.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/16/13) [a]	Ending Account Value (7/31/13)	Expenses Paid During Period [b]	Beginning Account Value (2/1/13)	Ending Account Value (7/31/13)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,123.70	$1.08	$1,000.00	$1,023.10	$1.76	0.35%

[a]	The beginning of the period (commencement of operations) is April 16, 2013.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (106 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

The iShares Enhanced U.S. Small-Cap ETF (the “Fund”) seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of U.S. small-capitalization issuers. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the reporting period from April 16, 2013 (inception date of the Fund) through July 31, 2013, the total return for the Fund was 12.37%, net of fees.

The Fund provides a blended factor strategy combining quality, value and size exposures based on BlackRock insights. The Fund’s investment process emphasizes stocks with certain quantitative investment characteristics based on these factors. Quality is defined as a company with consistent and stable earnings. Value refers to companies with lower relative valuations such as price-to-earnings and price-to-book value ratios. Size refers to companies with smaller-than-average market capitalizations.

The Fund delivered strong results for the reporting period, though it underperformed the Russell 2000 Index, which returned 13.64%. The MSCI USA Minimum Volatility Index underperformed the Russell 2000 Index, returning 2.26% for the reporting period.

The Fund’s quality and value exposures contributed positively to Fund performance for the reporting period. On the other hand, the Fund’s holdings in mortgage real estate investment trusts were hurt by rising interest rates, which spiked in June 2013. In addition, the Fund’s use of minimum volatility in its portfolio construction detracted from Fund performance for the reporting period. Finally, the Fund’s size exposure contributed negatively to results.

The portfolio has had small rebalances at the beginning of each month, averaging 2.5% per month. As of the end of the reporting period, the Fund maintained a diversified exposure to quality, value, size and minimum volatility factors within the U.S. small-capitalization equity universe. In addition, the Fund maintains a liquidity profile consistent with accommodating significant daily unit creation and redemption activity in the Fund.

8	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

PORTFOLIO ALLOCATION

As of 7/31/13

Sector	Percentage of Net Assets

Financial	27.83%
Consumer Non-Cyclical	20.43
Consumer Cyclical	14.52
Utilities	10.27
Technology	8.52
Communications	7.32
Industrial	6.92
Energy	2.93
Basic Materials	1.10
Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 7/31/13

Security	Percentage of Net Assets

Symetra Financial Corp.	2.44%
Buffalo Wild Wings Inc.	2.12
Engility Holdings Inc.	2.09
Cornerstone OnDemand Inc.	2.09
Children’s Place Retail Stores Inc. (The)	2.05
Endurance Specialty Holdings Ltd.	2.00
Manning & Napier Inc.	1.99
MCG Capital Corp.	1.86
Arbitron Inc.	1.83
World Acceptance Corp.	1.76

TOTAL	20.23%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on February 1, 2013 (or commencement of operations, as applicable) and held through July 31, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® ENHANCED U.S. LARGE-CAP ETF

July 31, 2013

Security	Shares	Value
COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 2.53%
General Dynamics Corp.	3,213	$274,197
L-3 Communications Holdings Inc.	333	31,019

		305,216
AGRICULTURE — 0.23%
Archer-Daniels-Midland Co.	747	27,243

		27,243
AIRLINES — 1.26%
Allegiant Travel Co.	1,556	151,523

		151,523
BANKS — 0.45%
BOK Financial Corp.	117	7,803
Cullen/Frost Bankers Inc.	432	31,121
First Citizens BancShares Inc. Class A	63	13,198
Trustmark Corp.	72	1,942

		54,064
COMMERCIAL SERVICES — 0.58%
Total System Services Inc.	2,565	70,307

		70,307
COMPUTERS — 2.95%
Brocade Communications Systems Inc.[a]	333	2,218
EMC Corp.	2,862	74,841
Western Digital Corp.	4,320	278,122

		355,181
DIVERSIFIED FINANCIAL SERVICES — 2.28%
CBOE Holdings Inc.	1,023	51,252
Ocwen Financial Corp.[a]	3,645	173,575
Outerwall Inc.[a]	891	49,228

		274,055
ELECTRIC — 7.92%
ALLETE Inc.	27	1,448
Alliant Energy Corp.	711	37,662
Avista Corp.	36	1,036
Consolidated Edison Inc.	3,258	195,154
DTE Energy Co.	3,069	216,978
Duke Energy Corp.	720	51,120
Great Plains Energy Inc.	657	15,893
NorthWestern Corp.	27	1,139
PG&E Corp.	4,920	225,779
Pinnacle West Capital Corp.	2,376	139,946
Portland General Electric Co.	81	2,568

Security	Shares	Value
Public Service Enterprise Group Inc.	1,917	$64,776

		953,499
ELECTRONICS — 0.12%
AVX Corp.	1,116	14,274

		14,274
ENTERTAINMENT — 0.12%
Dolby Laboratories Inc. Class A	405	13,320
Madison Square Garden Inc. Class Aa	18	1,062

		14,382
FOOD — 4.83%
Fresh Del Monte Produce Inc.	729	20,478
Hershey Co. (The)	1,944	184,427
J.M. Smucker Co. (The)	459	51,647
Kraft Foods Group Inc.	4,392	248,499
Whole Foods Market Inc.	1,368	76,033

		581,084
GAS — 0.31%
AGL Resources Inc.	36	1,648
Atmos Energy Corp.	819	36,233

		37,881
HEALTH CARE — PRODUCTS — 0.15%
Thoratec Corp.[a]	531	17,411

		17,411
HEALTH CARE — SERVICES — 2.31%
WellPoint Inc.	3,249	277,984

		277,984
HOUSEHOLD PRODUCTS & WARES — 1.66%
Kimberly-Clark Corp.	2,025	200,070

		200,070
INSURANCE — 12.68%
ACE Ltd.	2,448	223,698
Aflac Inc.	4,473	275,895
Allied World Assurance Co. Holdings Ltd.	1,415	133,930
American Financial Group Inc.	621	32,100
Aspen Insurance Holdings Ltd.	513	19,232
Assurant Inc.	387	20,960
Axis Capital Holdings Ltd.	3,546	154,464
Endurance Specialty Holdings Ltd.	459	24,157
Everest Re Group Ltd.	594	79,317
HCC Insurance Holdings Inc.	1,134	50,497
PartnerRe Ltd.	846	75,751
Reinsurance Group of America Inc.	3,780	257,380

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® ENHANCED U.S. LARGE-CAP ETF

July 31, 2013

Security	Shares	Value
Symetra Financial Corp.	2,538	$45,633
Torchmark Corp.	802	57,006
Validus Holdings Ltd.	2,187	77,485

		1,527,505
INTERNET — 5.32%
Amazon.com Inc.[a]	862	259,652
Google Inc. Class Aa	279	247,640
LinkedIn Corp. Class Aa	531	108,213
Shutterfly Inc.[a]	468	25,080

		640,585
LEISURE TIME — 0.60%
Carnival Corp.	1,953	72,320

		72,320
OIL & GAS — 12.32%
Apache Corp.	2,943	236,176
Chevron Corp.	1,897	238,813
EOG Resources Inc.	1,494	217,362
Exxon Mobil Corp.	2,502	234,563
Murphy Oil Corp.	3,438	232,821
Occidental Petroleum Corp.	2,727	242,839
Patterson-UTI Energy Inc.	1,755	34,696
Unit Corp.[a]	1,035	46,658

		1,483,928
OIL & GAS SERVICES — 0.20%
RPC Inc.	1,701	24,358

		24,358
PHARMACEUTICALS — 11.52%
Abbott Laboratories	6,075	222,527
Bristol-Myers Squibb Co.	5,454	235,831
Johnson & Johnson	2,727	254,974
Merck & Co. Inc.	4,887	235,407
Pfizer Inc.	7,650	223,610
Zoetis Inc.	7,191	214,364

		1,386,713
REAL ESTATE INVESTMENT TRUSTS — 1.06%
American Capital Agency Corp.	3,208	72,276
Hatteras Financial Corp.	216	4,340
Invesco Mortgage Capital Inc.	3,105	51,015

		127,631
RETAIL — 16.28%
Abercrombie & Fitch Co. Class A	621	30,969
Buffalo Wild Wings Inc.[a]	1,044	108,138
Cash America International Inc.	5,013	210,546
Cheesecake Factory Inc. (The)	180	7,639

Security	Shares	Value
Costco Wholesale Corp.	90	$10,556
CVS Caremark Corp.	351	21,583
GameStop Corp. Class A	6,456	316,732
O’Reilly Automotive Inc.[a]	2,178	272,816
PetSmart Inc.	837	61,285
Staples Inc.	3,411	58,055
Starbucks Corp.	3,834	273,134
Target Corp.	1,680	119,700
TJX Companies Inc. (The)	4,671	243,079
Wal-Mart Stores Inc.	2,908	226,650

		1,960,882
SEMICONDUCTORS — 2.77%
Broadcom Corp. Class A	2,547	70,221
Intel Corp.	10,242	238,639
Maxim Integrated Products Inc.	342	9,781
Xilinx Inc.	328	15,314

		333,955
SOFTWARE — 3.66%
Akamai Technologies Inc.[a]	306	14,443
Microsoft Corp.	7,524	239,489
NetSuite Inc.[a]	63	5,915
Salesforce.com Inc.[a]	4,142	181,213

		441,060
TELECOMMUNICATIONS — 2.01%
AT&T Inc.	6,665	235,075
United States Cellular Corp.	189	7,505

		242,580
TRANSPORTATION — 3.67%
FedEx Corp.	1,746	185,076
United Parcel Service Inc. Class B	2,678	232,450
Werner Enterprises Inc.	1,017	24,469

		441,995

TOTAL COMMON STOCKS
(Cost: $11,616,503)		12,017,686

SHORT-TERM INVESTMENTS — 0.12%

MONEY MARKET FUNDS — 0.12%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	14,343	14,343

		14,343

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,343)		14,343

12	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® ENHANCED U.S. LARGE-CAP ETF

July 31, 2013

Value
TOTAL INVESTMENTS IN SECURITIES — 99.91%
(Cost: $11,630,846)	$12,032,029
Other Assets, Less Liabilities — 0.09%	10,983

NET ASSETS — 100.00%	$12,043,012

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments

iSHARES® ENHANCED U.S. SMALL-CAP ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.84%

ADVERTISING — 0.34%
Harte-Hanks Inc.	552	$5,277
Marchex Inc. Class B	680	4,148

		9,425
AEROSPACE & DEFENSE — 0.38%
National Presto Industries Inc.	140	10,380

		10,380
AGRICULTURE — 1.17%
Andersons Inc. (The)	544	32,270

		32,270
AIRLINES — 1.47%
Allegiant Travel Co.	416	40,510

		40,510
APPAREL — 0.04%
Perry Ellis International Inc.	60	1,206

		1,206
BANKS — 4.66%
1st Source Corp.	44	1,200
American National Bankshares Inc.	118	2,813
Arrow Financial Corp.	182	4,794
BancFirst Corp.	84	4,392
Bank of Marin Bancorp	60	2,529
Camden National Corp.	68	2,646
Century Bancorp Inc. Class A	26	925
City Holding Co.	106	4,692
CNB Financial Corp.	62	1,109
Community Trust Bancorp Inc.	166	6,615
F.N.B. Corp.	20	253
First Citizens BancShares Inc. Class A	15	3,142
First Financial Corp.	144	4,775
First Interstate BancSystem Inc.	1,010	23,806
First of Long Island Corp. (The)	32	1,151
Great Southern Bancorp Inc.	66	1,927
Heritage Financial Corp.	54	858
Horizon Bancorp	60	1,438
Lakeland Financial Corp.	144	4,543
Merchants Bancshares Inc.	66	2,049
Northrim BanCorp Inc.	74	1,888
Premier Financial Bancorp Inc.	66	818
Renasant Corp.	128	3,507
S&T Bancorp Inc.	72	1,763
S.Y. Bancorp Inc.	114	3,150

Security	Shares	Value

Simmons First National Corp. Class A	236	$6,455
State Bank Financial Corp.	378	6,033
Suffolk Bancorp[a]	178	3,231
Tompkins Financial Corp.	76	3,430
Trustmark Corp.	326	8,792
Univest Corp. of Pennsylvania	98	1,988
Washington Banking Co.	306	4,452
WesBanco Inc.	248	7,304

		128,468
BUILDING MATERIALS — 0.07%
AAON Inc.	87	1,877

		1,877
CHEMICALS — 0.28%
Hawkins Inc.	148	5,735
Oil-Dri Corp. of America	66	2,103

		7,838
COMMERCIAL SERVICES — 7.93%
Arbitron Inc.	1,098	50,464
Barrett Business Services Inc.	196	13,771
Capella Education Co.[a]	236	11,566
CorVel Corp.[a]	348	11,794
CRA International Inc.[a]	254	4,862
Electro Rent Corp.	338	6,044
Global Cash Access Inc.[a]	4,158	29,064
Grand Canyon Education Inc.[a]	784	26,515
Heartland Payment Systems Inc.	350	13,059
ICF International Inc.[a]	172	5,743
Intersections Inc.	510	4,937
McGrath RentCorp	24	822
Medifast Inc.[a]	836	22,856
RPX Corp.[a]	585	10,202
ServiceSource International Inc.[a]	120	1,280
Steiner Leisure Ltd.[a]	34	1,970
Tree.com Inc.	198	3,740

		218,689
COMPUTERS — 0.54%
Carbonite Inc.[a]	204	2,691
Digimarc Corp.	34	714
Imation Corp.[a]	1,895	8,868
Rimage Corp.	288	2,598

		14,871
DISTRIBUTION & WHOLESALE — 0.66%
Core-Mark Holding Co. Inc.	136	8,520
Owens & Minor Inc.	56	2,014

14	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

July 31, 2013

Security	Shares	Value

Rentrak Corp.[a]	353	$7,583

		18,117
DIVERSIFIED FINANCIAL SERVICES — 5.91%
Diamond Hill Investment Group Inc.	104	10,767
FBR & Co.[a]	134	3,844
First Marblehead Corp. (The)[a]	1,718	2,921
Manning & Napier Inc.	3,054	54,819
MicroFinancial Inc.	334	2,712
Outerwall Inc.[a]	714	39,449
World Acceptance Corp.[a]	583	48,552

		163,064
ELECTRIC — 5.96%
ALLETE Inc.	123	6,595
Avista Corp.	494	14,217
El Paso Electric Co.	1,068	40,338
Empire District Electric Co. (The)	786	18,220
MGE Energy Inc.	498	29,238
NorthWestern Corp.	220	9,284
Otter Tail Corp.	974	29,795
Portland General Electric Co.	169	5,357
Unitil Corp.	372	11,435

		164,479
ELECTRONICS — 1.02%
AVX Corp.	632	8,083
Mesa Laboratories Inc.	20	1,305
OSI Systems Inc.[a]	212	14,923
Parametric Sound Corp.[a]	106	1,810
TTM Technologies Inc.[a]	204	1,885

		28,006
ENGINEERING & CONSTRUCTION — 2.69%
Argan Inc.	458	7,259
Engility Holdings Inc.[a]	1,769	57,652
Michael Baker Corp.	150	6,060
VSE Corp.	74	3,203

		74,174
ENTERTAINMENT — 1.58%
Churchill Downs Inc.	4	325
Dolby Laboratories Inc. Class A	384	12,630
Multimedia Games Holding Co. Inc.[a]	858	30,021
Rick’s Cabaret International Inc.[a]	80	709

		43,685
FOOD — 1.27%
Arden Group Inc. Class A	6	780
Fresh Del Monte Produce Inc.	382	10,730

Security	Shares	Value

Harris Teeter Supermarkets Inc.	4	$197
John B. Sanfilippo & Son Inc.	124	2,676
Rocky Mountain Chocolate Factory Inc.	102	1,360
Spartan Stores Inc.	340	6,688
Village Super Market Inc. Class A	54	1,990
Weis Markets Inc.	214	10,747

		35,168
FOREST PRODUCTS & PAPER — 0.82%
Orchids Paper Products Co.	88	2,387
Schweitzer-Mauduit International Inc.	374	20,248

		22,635
GAS — 2.91%
Chesapeake Utilities Corp.	274	16,240
Delta Natural Gas Co. Inc.	50	1,138
Gas Natural Inc.	168	1,751
Laclede Group Inc. (The)	764	35,037
Northwest Natural Gas Co.	594	26,100

		80,266
HEALTH CARE — PRODUCTS — 3.62%
Atrion Corp.	6	1,447
CONMED Corp.	6	197
CryoLife Inc.	194	1,373
Cyberonics Inc.[a]	602	31,298
Exactech Inc.[a]	52	1,123
ICU Medical Inc.[a]	334	23,944
Medical Action Industries Inc.[a]	393	3,612
Natus Medical Inc.[a]	316	4,042
TearLab Corp.[a]	436	6,169
Thoratec Corp.[a]	630	20,658
Vascular Solutions Inc.[a]	378	6,108

		99,971
HEALTH CARE — SERVICES — 2.00%
Almost Family Inc.	156	2,984
Ensign Group Inc. (The)	14	535
LHC Group Inc.[a]	236	5,414
Molina Healthcare Inc.[a]	770	28,583
Triple-S Management Corp. Class Ba	720	15,667
U.S. Physical Therapy Inc.	68	1,946

		55,129
HOLDING COMPANIES — DIVERSIFIED — 1.97%
Gladstone Capital Corp.	194	1,672
MCG Capital Corp.	9,363	51,403
MVC Capital Inc.	108	1,374

		54,449

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

July 31, 2013

Security	Shares	Value

HOME FURNISHINGS — 0.24%
Kimball International Inc. Class B	592	$6,506

		6,506
HOUSEHOLD PRODUCTS & WARES — 1.16%
American Greetings Corp. Class A	1,272	24,219
CSS Industries Inc.	293	7,803

		32,022
INSURANCE — 12.91%
American Equity Investment Life Holding Co.	538	9,792
American National Insurance Co.	46	5,175
American Safety Insurance Holdings Ltd.[a]	147	4,404
Amerisafe Inc.	20	715
Argo Group International Holdings Ltd.	253	11,296
Aspen Insurance Holdings Ltd.	1,122	42,064
Eastern Insurance Holdings Inc.	90	1,758
EMC Insurance Group Inc.	106	3,074
Endurance Specialty Holdings Ltd.	1,046	55,051
FBL Financial Group Inc. Class A	82	3,627
Horace Mann Educators Corp.	970	27,490
Infinity Property and Casualty Corp.	204	13,262
Kansas City Life Insurance Co.	131	5,765
Maiden Holdings Ltd.	1,414	17,194
Meadowbrook Insurance Group Inc.	342	2,596
Montpelier Re Holdings Ltd.	17	459
National Western Life Insurance Co. Class A	152	32,520
Navigators Group Inc. (The)[a]	188	10,896
OneBeacon Insurance Group Ltd. Class A	48	696
Protective Life Corp.	336	14,559
Safety Insurance Group Inc.	192	10,324
StanCorp Financial Group Inc.	14	743
Symetra Financial Corp.	3,744	67,317
United Fire Group Inc.	254	6,607
Universal Insurance Holdings Inc.	1,108	8,709

		356,093
INTERNET — 4.23%
1-800-FLOWERS.COM Inc. Class Aa	358	2,356
Blue Nile Inc.[a]	510	19,803
Keynote Systems Inc.	48	957
NutriSystem Inc.	834	10,433
OpenTable Inc.[a]	660	42,029
QuinStreet Inc.[a]	264	2,458

Security	Shares	Value

ReachLocal Inc.[a]	218	$2,814
Shutterfly Inc.[a]	383	20,525
TeleCommunication Systems Inc. Class Aa	1,729	4,668
Travelzoo Inc.[a]	370	10,608

		116,651
LEISURE TIME — 0.03%
Johnson Outdoors Inc. Class Aa	38	968

		968
MACHINERY — 1.22%
Intermec Inc.[a]	3,381	33,573

		33,573
MANUFACTURING — 0.02%
STR Holdings Inc.[a]	224	598

		598
MEDIA — 0.61%
Courier Corp.	352	5,463
Martha Stewart Living Omnimedia Inc. Class Aa	1,508	3,785
Scholastic Corp.	40	1,220
World Wrestling Entertainment Inc. Class A	594	6,320

		16,788
METAL FABRICATE & HARDWARE — 0.10%
Kaydon Corp.	94	2,734

		2,734
OIL & GAS — 2.19%
Contango Oil & Gas Co.	158	6,108
Matador Resources Co.[a]	88	1,153
Unit Corp.[a]	802	36,154
VAALCO Energy Inc.[a]	2,736	16,963

		60,378
OIL & GAS SERVICES — 0.74%
Dawson Geophysical Co.[a]	447	16,128
Mitcham Industries Inc.[a]	56	948
Natural Gas Services Group Inc.[a]	132	3,214

		20,290
PACKAGING & CONTAINERS — 0.03%
UFP Technologies Inc.[a]	42	893

		893
PHARMACEUTICALS — 3.28%
Nutraceutical International Corp.	106	2,355
PharMerica Corp.[a]	16	234

16	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

July 31, 2013

Security	Shares	Value

SciClone Pharmaceuticals Inc.[a]	1,594	$9,979
USANA Health Sciences Inc.[a]	356	29,413
Zoetis Inc.	1,626	48,471

		90,452
REAL ESTATE INVESTMENT TRUSTS — 1.63%
AG Mortgage Investment Trust Inc.	855	15,510
Gyrodyne Co. of America Inc.	62	4,375
Invesco Mortgage Capital Inc.	1,359	22,328
Western Asset Mortgage Capital Corp.	158	2,653

		44,866
RETAIL — 10.21%
Ark Restaurants Corp.	145	3,052
Bob Evans Farms Inc.	516	26,223
Bravo Brio Restaurant Group Inc.[a]	16	261
Buffalo Wild Wings Inc.[a]	564	58,419
Cash America International Inc.	1,150	48,300
CEC Entertainment Inc.	6	250
Cheesecake Factory Inc. (The)	386	16,382
Children’s Place Retail Stores Inc. (The)[a]	1,048	56,634
Del Frisco’s Restaurant Group Inc.[a]	14	295
Fred’s Inc. Class A	280	4,816
Frisch’s Restaurants Inc.	88	1,919
hhgregg Inc.[a]	282	4,425
Kirkland’s Inc.[a]	212	3,727
Nathan’s Famous Inc.[a]	16	916
PC Connection Inc.	148	2,510
PetMed Express Inc.	998	16,716
Red Robin Gourmet Burgers Inc.[a]	8	455
Texas Roadhouse Inc.	786	19,210
Wet Seal Inc. Class Aa	2,878	12,634
Winmark Corp.	62	4,458

		281,602
SAVINGS & LOANS — 0.75%
BSB Bancorp Inc.[a]	74	1,021
First Defiance Financial Corp.	198	5,227
Meta Financial Group Inc.	142	4,178
Territorial Bancorp Inc.	246	5,594
United Financial Bancorp Inc.	308	4,808

		20,828
SEMICONDUCTORS — 3.54%
Applied Micro Circuits Corp.[a]	800	9,496
Cavium Inc.[a]	1,245	45,517
Integrated Silicon Solution Inc.[a]	116	1,388
Pericom Semiconductor Corp.[a]	198	1,515

Security	Shares	Value

PMC-Sierra Inc.[a]	1,032	$6,816
Power Integrations Inc.	514	28,347
Sigma Designs Inc.[a]	898	4,688

		97,767
SOFTWARE — 4.44%
Cornerstone OnDemand Inc.[a]	1,309	57,648
CSG Systems International Inc.	214	5,068
Envestnet Inc.[a]	822	20,460
Market Leader Inc.[a]	230	2,693
Pegasystems Inc.	595	21,361
Rosetta Stone Inc.[a]	568	9,281
SciQuest Inc.[a]	240	5,918

		122,429
TELECOMMUNICATIONS — 2.14%
Anaren Inc.[a]	72	1,685
Atlantic Tele-Network Inc.	8	408
ClearOne Inc.[a]	30	235
Globecomm Systems Inc.[a]	146	2,115
Inteliquent Inc.	1,184	9,875
Novatel Wireless Inc.[a]	430	1,823
ParkerVision Inc.[a]	876	3,872
Preformed Line Products Co.	40	2,918
Telephone & Data Systems Inc.	21	557
United States Cellular Corp.	892	35,421

		58,909
TOYS, GAMES & HOBBIES — 0.29%
JAKKS Pacific Inc.	1,310	7,873

		7,873
TRANSPORTATION — 1.39%
Knight Transportation Inc.	132	2,240
Marten Transport Ltd.	813	13,951
Teekay Tankers Ltd. Class A	158	446
Werner Enterprises Inc.	904	21,750

		38,387
WATER — 1.40%
American States Water Co.	240	15,413
Artesian Resources Corp. Class A	156	3,672
California Water Service Group	424	9,243
Connecticut Water Service Inc.	96	2,870
Middlesex Water Co.	168	3,552
York Water Co. (The)	180	3,795

		38,545

TOTAL COMMON STOCKS
(Cost: $2,439,349)		2,753,829

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

July 31, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	4,016	$4,016

		4,016

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,016)		4,016

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $2,443,365)		2,757,845
Other Assets, Less Liabilities — 0.01%		396

NET ASSETS — 100.00%		$2,758,241

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

18	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® U.S. ETF TRUST

July 31, 2013

	iShares Enhanced U.S. Large-Cap ETF	iShares Enhanced U.S. Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$11,616,503	$2,439,349
Affiliated (Note 2)	14,343	4,016

Total cost of investments	$11,630,846	$2,443,365

Investments in securities, at fair value (Note 1):
Unaffiliated	$12,017,686	$2,753,829
Affiliated (Note 2)	14,343	4,016

Total fair value of investments	12,032,029	2,757,845
Receivables:
Dividends	12,684	1,207

Total Assets	12,044,713	2,759,052

LIABILITIES
Payables:
Investment advisory fees (Note 2)	1,701	811

Total Liabilities	1,701	811

NET ASSETS	$12,043,012	$2,758,241

Net assets consist of:
Paid-in capital	$11,644,321	$2,467,354
Undistributed net investment income	22,555	2,544
Accumulated net realized loss	(25,047)	(26,137)
Net unrealized appreciation	401,183	314,480

NET ASSETS	$12,043,012	$2,758,241

Shares outstanding[a]	450,000	100,000

Net asset value per share	$26.76	$27.58

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Operations

iSHARES® U.S. ETF TRUST

Period ended July 31, 2013

	iShares Enhanced U.S. Large-Cap ETF[a]	iShares Enhanced U.S. Small-Cap ETF[a]

NET INVESTMENT INCOME
Dividends — unaffiliated	$50,141	$18,628

Total investment income	50,141	18,628

EXPENSES
Investment advisory fees (Note 2)	4,331	2,670

Total expenses	4,331	2,670

Net investment income	45,810	15,958

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(25,047)	(26,137)

Net realized loss	(25,047)	(26,137)

Net change in unrealized appreciation/depreciation	401,183	314,480

Net realized and unrealized gain	376,136	288,343

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$421,946	$304,301

[a]	For the period from April 16, 2013 (commencement of operations) to July 31, 2013.

See notes to financial statements.

20	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® U.S. ETF TRUST

	iShares Enhanced U.S. Large-Cap ETF	iShares Enhanced U.S. Small-Cap ETF
	Period from April 16, 2013[a] to July 31, 2013	Period from April 16, 2013[a] to July 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$45,810	$15,958
Net realized loss	(25,047)	(26,137)
Net change in unrealized appreciation/depreciation	401,183	314,480

Net increase in net assets resulting from operations	421,946	304,301

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(23,255)	(13,414)

Total distributions to shareholders	(23,255)	(13,414)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,644,321	2,467,354

Net increase in net assets from capital share transactions	11,644,321	2,467,354

INCREASE IN NET ASSETS	12,043,012	2,758,241

NET ASSETS
Beginning of period	—	—

End of period	$12,043,012	$2,758,241

Undistributed net investment income included in net assets at end of period	$22,555	$2,544

SHARES ISSUED
Shares sold	450,000	100,000

Net increase in shares outstanding	450,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Financial Highlights

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout the period)

iShares Enhanced U.S. Large-Cap ETF

Period from Apr. 16, 2013[a] to Jul. 31, 2013
Net asset value, beginning of period	$24.79

Income from investment operations:
Net investment income[b]	0.14
Net realized and unrealized gain[c]	1.89

Total from investment operations	2.03

Less distributions from:
Net investment income	(0.06)

Total distributions	(0.06)

Net asset value, end of period	$26.76

Total return	8.19%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,043
Ratio of expenses to average net assets[e]	0.18%
Ratio of net investment income to average net assets[e]	1.90%
Portfolio turnover rate[f]	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

22	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout the period)

iShares Enhanced U.S. Small-Cap ETF

Period from Apr. 16, 2013[a] to Jul. 31, 2013
Net asset value, beginning of period	$24.67

Income from investment operations:
Net investment income[b]	0.16
Net realized and unrealized gain[c]	2.88

Total from investment operations	3.04

Less distributions from:
Net investment income	(0.13)

Total distributions	(0.13)

Net asset value, end of period	$27.58

Total return	12.37%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,758
Ratio of expenses to average net assets[e]	0.35%
Ratio of net investment income to average net assets[e]	2.09%
Portfolio turnover rate[f]	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Notes to Financial Statements

iSHARES® U.S. ETF TRUST

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Enhanced ETF	Diversification Classification
U.S. Large-Cap[a]	Diversified
U.S. Small-Cap[a]	Diversified

[a]	The Fund commenced operations on April 16, 2013.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation

24	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® U.S. ETF TRUST

Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Continued)

iSHARES® U.S. ETF TRUST

As of July 31, 2013, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of July 31, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Enhanced ETF	Investment Advisory Fee
U.S. Large-Cap	0.18%
U.S. Small-Cap	0.35

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

26	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® U.S. ETF TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended July 31, 2013 were as follows:

iShares Enhanced ETF	Purchases	Sales
U.S. Large-Cap	$375,810	$342,423
U.S. Small-Cap	225,650	225,018

In-kind transactions (see Note 4) for the period ended July 31, 2013 were as follows:

iShares Enhanced ETF	In-kind Purchases
U.S. Large-Cap	$11,608,163
U.S. Small-Cap	2,464,854

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Continued)

iSHARES® U.S. ETF TRUST

5.	INCOME TAX INFORMATION

The tax character of distributions paid during the period ended July 31, 2013 was as follows:

iShares Enhanced ETF	2013
U.S. Large-Cap
Ordinary income	$23,255

U.S. Small-Cap
Ordinary income	$13,414

As of July 31, 2013, the tax components of accumulated net earnings (losses) were as follows:

iShares Enhanced ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
U.S. Large-Cap	$22,555	$(24,572)	$400,708	$398,691
U.S. Small-Cap	2,544	(26,137)	314,480	290,887

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

As of July 31, 2013, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares Enhanced ETF	Non- Expiring
U.S. Large-Cap	$24,572
U.S. Small-Cap	26,137

As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Enhanced ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Large-Cap	$11,631,321	$575,215	$(174,507)	$400,708
U.S. Small-Cap	2,443,365	348,934	(34,454)	314,480

Management has reviewed the tax positions as of July 31, 2013 and has determined that no provision for income tax is required in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

28	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares U.S. ETF Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Enhanced U.S. Large-Cap ETF and iShares Enhanced U.S. Small-Cap ETF (the “Funds”), at July 31, 2013, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2013 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

September 20, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	29

Tax Information (Unaudited)

iSHARES® U.S. ETF TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal period ended July 31, 2013 qualified for the dividends-received deduction:

iShares Enhanced ETF	Dividends- Received Deduction
U.S. Large-Cap	85.83%
U.S. Small-Cap	97.50

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal period ended July 31, 2013:

iShares Enhanced ETF	Qualified Dividend Income
U.S. Large-Cap	$23,255
U.S. Small-Cap	13,414

In February 2014, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2013. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

30	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® U.S. ETF TRUST

I.	iShares Enhanced U.S. Large-Cap ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including any proposed advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, actively managed exchange traded funds or other funds that track pursue an investment strategy similar to that of the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

Because the Fund had not commenced operations by December 31, 2012, the Board did not review any performance information for the Fund.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	31

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® U.S. ETF TRUST

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services to be Provided by BFA — The Board noted that the Fund had not commenced operations by December 31, 2012, and reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board acknowledged that resources to support iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and its Affiliates — While the Board reviewed information about the profitability of the iShares complex to BlackRock based on fees payable to BFA and its affiliates (including fees payable under advisory contracts with iShares funds) and all other sources of revenue and expense to BFA and its affiliates from the iShares funds’ operations for the last calendar year, the Board did not consider the profitability of the Fund to BFA and its affiliates since the Fund had not commenced operations by December 31, 2012. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale with respect to the iShares funds that are in operation was focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board further noted management’s assertion that future economies of scale for the Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered

32	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® U.S. ETF TRUST

at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services to be provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the Fund had not commenced operations by December 31, 2012. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates, in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under each Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II.	iShares Enhanced U.S. Small-Cap ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	33

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® U.S. ETF TRUST

“Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including any proposed advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, actively managed exchange traded funds or other funds that track pursue an investment strategy similar to that of the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

Because the Fund had not commenced operations by December 31, 2012, the Board did not review any performance information for the Fund.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

34	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® U.S. ETF TRUST

Nature, Extent and Quality of Services to be Provided by BFA — The Board noted that the Fund had not commenced operations by December 31, 2012, and reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board acknowledged that resources to support iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and its Affiliates — While the Board reviewed information about the profitability of the iShares complex to BlackRock based on fees payable to BFA and its affiliates (including fees payable under advisory contracts with iShares funds) and all other sources of revenue and expense to BFA and its affiliates from the iShares funds’ operations for the last calendar year, the Board did not consider the profitability of the Fund to BFA and its affiliates since the Fund had not commenced operations by December 31, 2012. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale with respect to the iShares funds that are in operation was focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the

BOARD REVIEW AND APPROVAL OF INVESTMENTS ADVISORY CONTRACT	35

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® U.S. ETF TRUST

U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services to be provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the Fund had not commenced operations by December 31, 2012. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates, in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under each Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

36	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® U.S. ETF TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons of the Trust (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares U.S. ETF Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped ETF, Inc. and a Trustee of iShares Trust and, as a result, oversees a total of 299 Funds (as of July 31, 2013) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (56)	Trustee (since 2011).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Trustee of iShares Trust (since 2009); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010).

Michael Latham[b] (47)	Trustee (since 2011); President (since 2011).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business, BGI (2003-2007).	Trustee of iShares Trust (since 2010); Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	37

Trustee and Officer Information (Continued)

iSHARES® U.S. ETF TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (58)	Trustee (since 2011); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).

Trustee of iShares Trust (since 2007);

Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped ETF, Inc. and iShares Trust (since 2012).

Cecilia H. Herbert (64)	Trustee (since 2011); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).

Trustee and Member (since 2011) of the Investment Committee, WNET, the New York public broadcasting company; Director (since 1998) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010), the Thacher School; Member (since 1994) and Chair (1994-2005) of the Investment Committee, Archdiocese

of San Francisco.

Trustee of iShares Trust (since 2005); Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (69)	Trustee (since 2011); Audit Committee Chair (since 2011).	Retired; Partner, KPMG LLP (1968-2001).

Trustee of iShares Trust (since 2005);

Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (58)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Trustee of iShares Trust (since 2005); Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010).

38	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® U.S. ETF TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held

John E. Martinez (52)	Trustee (since 2011); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Trustee of iShares Trust (since 2003); Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010).

George G.C. Parker (74)	Trustee (since 2011).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).

Trustee of iShares Trust (since 2000);

Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped ETF, Inc. (since

2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Trustee (since 2011); 15(c) Committee Chair (since 2012).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Trustee of iShares Trust (since 2011); Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped ETF, Inc. (since 2011).

TRUSTEE AND OFFICER INFORMATION	39

Trustee and Officer Information (Continued)

iSHARES® U.S. ETF TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (61)	Secretary (since 2011).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2011).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Scott Radell (44)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (50)	Executive Vice President (since 2011).	Senior Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (50)	Vice President (since 2011).	Managing Director, BlackRock (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

40	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	41

Notes:

42	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-AR-712-0713

Item 2. Code of Ethics.

iShares U.S. ETF Trust (the “Registrant”) adopted a new code of ethics on July 1, 2011 that applies to persons appointed by the Registrant’s Board of Trustees as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended July 31, 2013, there were no amendments to any provision of the former and new codes of ethics, nor were there any waivers granted from any provision of the former and new codes of ethics. A copy of the new code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, George G.C. Parker, Robert H. Silver and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the two series of the Registrant for which the fiscal year-end is July 31, 2013 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for the fiscal period from the commencement of operations on April 16, 2013 through July 31, 2013 for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements was $23,400.

(b)	Audit-Related Fees – There were no fees billed for the fiscal period from the commencement of operations on April 16, 2013 through July 31, 2013 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – There were no fees billed for the fiscal period from the commencement of operations on April 16, 2013 through July 31, 2013 for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations.

(d)	All Other Fees – There were no other fees billed for the fiscal period from the commencement of operations on April 16, 2013 through July 31, 2013 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal period from the commencement of operations on April 16, 2013 through July 31, 2013 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant for the fiscal period from the commencement of operations on April 16, 2013 through July 31, 2013 was, $4,704,985.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver, John E. Martinez and Madhav V. Rajan.

Item 6. Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	September 26, 2013

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	September 26, 2013